Related Party Transactions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2021	May 13, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Ordinary shares, purchased					20,809,850
Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	5.14%
Lease liabilities, repayment term	5 years
Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	7.94%
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for shared services	$ 1.6	$ 1.6	$ 3.3
Genscript Biotech Corporation (“GenScript”) | Follow-On Public Offering
Disclosure Of Transactions Between Related Parties [Line Items]
Ordinary shares, purchased				4,500,000